SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
Schedule of Company's revenue in geographic locations

	For the years ended December 31,
	2017	2016	2015
REVENUE
United States	$466,471	$4,832,977	$4,932,791
Europe	4,393,303	4,251,260	4,831,678
Rest of the World	529,240	428,559	165,471

	$5,389,014	$9,512,796	$9,929,940